Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000055529 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan USD Emerging Markets Bond ETF
Class Name	iShares J.P. Morgan USD Emerging Markets Bond ETF
Trading Symbol	EMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan USD Emerging Markets Bond ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 12.02%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan EMBI Global Core Index returned 12.37%.
What contributed to performance?
Emerging market sovereign bonds were leading contributors to the Fund’s return during the reporting period. Across emerging market bond markets, all regions gained, led by Latin America, most notably Mexico and Argentina. Despite geopolitical tensions and tariff uncertainty, emerging market bonds gained, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After cutting rates in December of 2024, the U.S. central bank held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. U.S. dollar-denominated emerging market debt is sensitive to rate changes in the United States, as many of these countries borrow in U.S. dollars and must repay the principal and interest in U.S. dollars Longer-term duration bonds, those over ten years, outpaced their shorter-term counterparts during the reporting period. While bonds of all credit ratings delivered positive performance, high-yield bonds had the greatest positive impact.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.02%	2.26%	3.70%
J.P. Morgan EMBI Global Diversified Index	12.76	2.71	4.13
J.P. Morgan EMBI Global Core Index	12.37	2.41	4.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 15,032,743,432
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 54,449,472
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,032,743,432
Number of Portfolio Holdings	659
Net Investment Advisory Fees	$54,449,472
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	9.2%
A	10.0%
Baa	37.3%
Ba	18.8%
B	8.2%
Caa	11.3%
Ca	1.2%
Not Rated	3.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	6.4%
Mexico	6.3%
Turkey	4.9%
United Arab Emirates	4.8%
Indonesia	4.6%
Brazil	3.7%
Colombia	3.5%
Poland	3.5%
Chile	3.5%
Philippines	3.5%
Other#	55.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000069477 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Treasury Bond ETF
Class Name	iShares International Treasury Bond ETF
Trading Symbol	IGOV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Treasury Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.64%.
  For the same period, the FTSE World Broad Investment-Grade Bond Index returned 6.22% and the FTSE World Government Bond Index - Developed Markets Capped Select Index (Spliced) returned 6.35%.
What contributed to performance?
Diverging central bank policies and global trade tensions pushed international bond prices higher during the reporting period, while the U.S. government shutdown late in the period amplified volatility. After its December 2024 rate cut, the U.S. Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. The European Central Bank cut rates multiple times in 2024 and 2025 and paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. Euro bonds contributed the most to the Fund’s return led by Italy - tied efforts to reduce the country’ budget deficit. Italian bonds have benefited from an improving credit outlook. By maturity, longer-term bonds (greater than seven years) contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period, Asia bond returns modestly detracted from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.64%	(4.25)%	(0.51)%
FTSE World Broad Investment-Grade Bond Index	6.22	(1.73)	1.07
FTSE World Government Bond Index - Developed Markets Capped Select Index (Spliced)	6.35	(3.88)	(0.13)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,049,830,793
Holdings Count | Holding	888
Advisory Fees Paid, Amount	$ 2,824,068
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,049,830,793
Number of Portfolio Holdings	888
Net Investment Advisory Fees	$2,824,068
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	32.0%
Aa	31.9%
A	18.3%
Baa	13.8%
Not Rated	4.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	11.9%
France	8.6%
Italy	8.0%
Germany	6.8%
United Kingdom	6.7%
Spain	5.2%
Finland	4.6%
Belgium	4.6%
Australia	4.6%
Netherlands	4.6%
Other#	34.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000069478 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year International Treasury Bond ETF
Class Name	iShares 1-3 Year International Treasury Bond ETF
Trading Symbol	ISHG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 1-3 Year International Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year International Treasury Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.36%.
  For the same period, the FTSE World Broad Investment-Grade Bond Index returned 6.22% and the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (Spliced) returned 8.08%.
What contributed to performance?
Diverging central bank policies and global trade tensions pushed international bond prices higher during the reporting period, while the U.S. government shutdown late in the period amplified volatility. After its December 2024 rate cut, the U.S. Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. The European Central Bank cut rates multiple times in 2024 and 2025 and paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. In this environment, Euro bonds contributed the most to the Fund’s performance- led by Italy, supported by the country’s improving fiscal health. By maturity, longer-dated bonds between seven and ten years supported performance.
What detracted from performance?
There were no significant detractors during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.36%	(0.81)%	0.12%
FTSE World Broad Investment-Grade Bond Index	6.22	(1.73)	1.07
FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (Spliced)	8.08	(0.44)	0.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 671,492,939
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 1,125,218
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$671,492,939
Number of Portfolio Holdings	168
Net Investment Advisory Fees	$1,125,218
Portfolio Turnover Rate	78%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	34.8%
Aa	29.7%
A	16.4%
Baa	15.6%
Not Rated	3.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Italy	9.1%
Japan	8.9%
France	8.7%
Germany	8.7%
United Kingdom	6.0%
Spain	5.7%
Israel	4.6%
Canada	4.6%
Singapore	4.6%
Portugal	4.6%
Other#	34.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000102031 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Floating Rate Bond ETF
Class Name	iShares Floating Rate Bond ETF
Trading Symbol	FLOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.16%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg US Floating Rate Note<5 Years Index returned 5.25%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period, by sector, banking issues in the financial sector contributed the most to performance.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.16%	3.76%	2.83%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg US Floating Rate Note<5 Years Index	5.25	3.88	3.03

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,081,391,443
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 12,817,450
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,081,391,443
Number of Portfolio Holdings	477
Net Investment Advisory Fees	$12,817,450
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	24.7%
Aa	24.8%
A	42.0%
Baa	5.7%
Ba	0.3%
Not Rated	2.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	24.9%
1-5 Years	74.9%
5-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000110079 [Member]
Shareholder Report [Line Items]
Fund Name	iShares CMBS ETF
Class Name	iShares CMBS ETF
Trading Symbol	CMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares CMBS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares CMBS ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.95%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. CMBS (ERISA Only) Index returned 7.21%.
What contributed to performance?
During the reporting period, performance of securities backed by commercial mortgage-backed bonds (CMBS) was primarily driven by attractive yields and reduced prepayment risk. Both agency and non-agency CMBS contributed to similar amounts to the Fund’s return. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year. Mortgage rates began to decline as the central bank then cut rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, investment-grade bonds rated Aaa and Aa (those rated highest by Moody’s) contributed to performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.95%	0.73%	2.31%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. CMBS (ERISA Only) Index	7.21	1.05	2.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 510,335,806
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 1,120,660
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$510,335,806
Number of Portfolio Holdings	523
Net Investment Advisory Fees	$1,120,660
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	66.9%
Aa	6.9%
A	0.1%
Baa	0.0	%(b)
Not Rated	26.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.5%
1-5 Years	29.0%
5-10 Years	20.8%
10-15 Years	0.3%
15-20 Years	0.2%
20-25 Years	5.3%
25-30 Years	21.0%
30-35 Years	17.9%
35-40 Years	4.6%
More than 40 Years	0.4%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000110080 [Member]
Shareholder Report [Line Items]
Fund Name	iShares GNMA Bond ETF
Class Name	iShares GNMA Bond ETF
Trading Symbol	GNMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares GNMA Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GNMA Bond ETF	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.96%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. GNMA Bond Index returned 7.04%.
What contributed to performance?
During the reporting period, performance of securities backed by mortgage-backed bonds, including those issued by the Government National Mortgage Association (“GNMA”), was primarily driven by attractive yields and reduced prepayment risk. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year. Mortgage rates began to decline as the central bank cut rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Payments of principal and interest of GNMA bonds are guaranteed by the U.S. government, and these securities do best in a stable interest rate scenario. In terms of maturity, bonds dated between twenty-and-thirty years were the most beneficial to the Fund’s performance, specifically between the twenty five and thirty year range.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.96%	0.06%	1.27%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. GNMA Bond Index	7.04	0.15	1.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 376,558,080
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 327,578
Investment Company Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$376,558,080
Number of Portfolio Holdings	316
Net Investment Advisory Fees	$327,578
Portfolio Turnover Rate	269%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	0.5%
10-15 Years	0.1%
15-20 Years	4.9%
20-25 Years	19.3%
25-30 Years	72.8%
30-35 Years	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	3.4%
Government National Mortgage Association, 2.00%, 12/20/51	2.5%
Government National Mortgage Association, 5.50%, 11/15/54	2.4%
Government National Mortgage Association, 5.50%, 04/20/53	2.3%
Government National Mortgage Association, 2.50%, 07/20/51	2.1%
Government National Mortgage Association, 2.00%, 02/20/52	2.1%
Government National Mortgage Association, 6.00%, 11/15/54	1.9%
Government National Mortgage Association, 2.00%, 09/20/50	1.9%
Government National Mortgage Association, 2.50%, 08/20/51	1.9%
Government National Mortgage Association, 2.50%, 05/20/51	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	3.4%
Government National Mortgage Association, 2.00%, 12/20/51	2.5%
Government National Mortgage Association, 5.50%, 11/15/54	2.4%
Government National Mortgage Association, 5.50%, 04/20/53	2.3%
Government National Mortgage Association, 2.50%, 07/20/51	2.1%
Government National Mortgage Association, 2.00%, 02/20/52	2.1%
Government National Mortgage Association, 6.00%, 11/15/54	1.9%
Government National Mortgage Association, 2.00%, 09/20/50	1.9%
Government National Mortgage Association, 2.50%, 08/20/51	1.9%
Government National Mortgage Association, 2.50%, 05/20/51	1.8%
(a)	Excludes money market funds.

C000110081 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Aaa - A Rated Corporate Bond ETF
Class Name	iShares Aaa - A Rated Corporate Bond ETF
Trading Symbol	QLTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Aaa - A Rated Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.21%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Corporate Aaa - A Capped Index returned 6.29%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
By maturity, U.S. longer-term corporate bonds were the largest contributor to the Fund’s return during the reporting period. Among sectors, notable contributors included banking bonds in the financial sector, as well as consumer non-cyclical bonds in the industrials sector. Additionally, the Fund’s allocation to bonds rated A by Moody’s benefited performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.21%	(0.20)%	2.48%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. Corporate Aaa - A Capped Index	6.29	(0.10)	2.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,733,139,872
Holdings Count | Holding	3,333
Advisory Fees Paid, Amount	$ 2,485,072
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,733,139,872
Number of Portfolio Holdings	3,333
Net Investment Advisory Fees	$2,485,072
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	36.8%
5-10 Years	28.1%
10-15 Years	8.4%
15-20 Years	6.2%
More than 20 Years	20.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom Inc., 4.90%, 07/15/32	0.3%
Broadcom Inc., 4.80%, 10/15/34	0.3%
Broadcom Inc., 3.14%, 11/15/35	0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
AbbVie Inc., 3.20%, 11/21/29	0.2%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
Meta Platforms Inc., 5.50%, 11/15/45	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom Inc., 4.90%, 07/15/32	0.3%
Broadcom Inc., 4.80%, 10/15/34	0.3%
Broadcom Inc., 3.14%, 11/15/35	0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
AbbVie Inc., 3.20%, 11/21/29	0.2%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
Meta Platforms Inc., 5.50%, 11/15/45	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
(a)	Excludes money market funds.

C000119711 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 1-5 Year USD Bond ETF
Class Name	iShares Core 1-5 Year USD Bond ETF
Trading Symbol	ISTB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core 1-5 Year USD Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 1-5 Year USD Bond ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.96%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Universal 1-5 Year Index returned 5.97%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this environment, Treasury notes contributed the most to the Fund’s return. Corporate securities also aided performance, particularly among industrial issues. Within credit quality, investment-grade bonds rated Aa by Moody’s benefited performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.96%	1.81%	2.34%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. Universal 1-5 Year Index	5.97	1.83	2.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,639,408,825
Holdings Count | Holding	6,954
Advisory Fees Paid, Amount	$ 2,572,045
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,639,408,825
Number of Portfolio Holdings	6,954
Net Investment Advisory Fees	$2,572,045
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	9.9%
Aa	55.7%
A	12.4%
Baa	11.6%
Ba	3.7%
B	2.7%
Caa	1.2%
Ca	0.1%
C	0.0	%(b)
Not Rated	2.7%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	56.1%
Corporate Bonds & Notes	34.7%
Foreign Government Obligations	6.6%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.8%
Municipal Debt Obligations	0.0	%(b)
Common Stocks	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000131291 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year High Yield Corporate Bond ETF
Class Name	iShares 0-5 Year High Yield Corporate Bond ETF
Trading Symbol	SHYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year High Yield Corporate Bond ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.50%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Markit iBoxx USD Liquid High Yield 0-5 Index returned 7.58%.
What contributed to performance?
Among shorter-term high yield bonds, communications and consumer cyclical bonds were the largest contributors to the Fund’s return during the reporting period. Within credit quality, high yield bonds rated Ba and B by Moody’s benefited performance. Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.50%	5.93%	5.15%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Markit iBoxx USD Liquid High Yield 0-5 Index	7.58	6.17	5.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,884,015,921
Holdings Count | Holding	1,172
Advisory Fees Paid, Amount	$ 19,378,798
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,884,015,921
Number of Portfolio Holdings	1,172
Net Investment Advisory Fees	$19,378,798
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.0%
Ba	40.8%
B	40.7%
Caa	14.4%
Ca	0.4%
Not Rated	2.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	2.9%
1-2 Years	12.2%
2-3 Years	21.4%
3-4 Years	35.8%
4-5 Years	27.3%
5-6 Years	0.3%
6-7 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000131292 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year Investment Grade Corporate Bond ETF
Class Name	iShares 0-5 Year Investment Grade Corporate Bond ETF
Trading Symbol	SLQD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year Investment Grade Corporate Bond ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.99%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Markit iBoxx USD Liquid Investment Grade 0-5 Index returned 5.92%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. By maturity, Among sectors, notable contributors included banking bonds in the financial sector. Additionally, the Fund’s allocation to bonds on the lower end of investment grade (rated A and Baa) by Moody’s benefited performance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.99%	2.36%	2.68%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Markit iBoxx USD Liquid Investment Grade 0-5 Index	5.92	2.36	2.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,333,821,304
Holdings Count | Holding	2,894
Advisory Fees Paid, Amount	$ 1,344,414
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,333,821,304
Number of Portfolio Holdings	2,894
Net Investment Advisory Fees	$1,344,414
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	8.6%
A	47.7%
Baa	38.9%
Ba	1.9%
Not Rated	1.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	17.7%
1-5 Years	82.1%
5-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000137225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Treasury Floating Rate Bond ETF
Class Name	iShares Treasury Floating Rate Bond ETF
Trading Symbol	TFLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Treasury Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Treasury Floating Rate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.41%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Treasury Floating Rate Index returned 4.55%.
What contributed to performance?
Treasury floating rate notes are issued with maturities of two years and coupons that reset periodically based on the three-month Treasury bill rate. During the reporting period, the yield on the three-month Treasury bill decreased, amid mixed economic signals, shifting monetary policies, and ongoing global trade tensions, while the late-period U.S. government shutdown added to market volatility. (Bond prices and yields move in opposite directions.) After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.41%	3.16%	2.15%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. Treasury Floating Rate Index	4.55	3.31	2.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,511,388,265
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 10,104,273
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,511,388,265
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$10,104,273
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	54.7%
1-2 Years	45.3%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 3.97%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 3.92%, 04/30/26	14.0%
U.S. Treasury Floating Rate Note, 3.93%, 04/30/27	13.6%
U.S. Treasury Floating Rate Note, 3.95%, 07/31/26	13.2%
U.S. Treasury Floating Rate Note, 3.86%, 01/31/27	13.1%
U.S. Treasury Floating Rate Note, 4.01%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 3.92%, 07/31/27	11.4%
U.S. Treasury Floating Rate Note, 3.96%, 10/31/27	7.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 3.97%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 3.92%, 04/30/26	14.0%
U.S. Treasury Floating Rate Note, 3.93%, 04/30/27	13.6%
U.S. Treasury Floating Rate Note, 3.95%, 07/31/26	13.2%
U.S. Treasury Floating Rate Note, 3.86%, 01/31/27	13.1%
U.S. Treasury Floating Rate Note, 4.01%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 3.92%, 07/31/27	11.4%
U.S. Treasury Floating Rate Note, 3.96%, 10/31/27	7.2%
(a)	Excludes money market funds.

C000152180 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Corporate ETF
Class Name	iShares iBonds Dec 2025 Term Corporate ETF
Trading Symbol	IBDQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Corporate ETF	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.62%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2025 Maturity Corporate Index returned 4.07%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.62%	1.60%	3.63%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg December 2025 Maturity Corporate Index	4.07	1.55	3.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,722,946,099
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,621,965
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,722,946,099
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$2,621,965
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.5%
Aa	5.9%
A	9.3%
Baa	8.7%
Ba	1.1%
Not Rated	0.1%
Short-Term and Other Assets	73.4%
Ten largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	2.1%
Microsoft Corp., 3.13%, 11/03/25	1.5%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	1.0%
AstraZeneca PLC, 3.38%, 11/16/25	1.0%
Morgan Stanley, 5.00%, 11/24/25	1.0%
DuPont de Nemours Inc., 4.49%, 11/15/25	0.9%
Novartis Capital Corp., 3.00%, 11/20/25	0.9%
Banco Santander SA, 5.18%, 11/19/25	0.7%
Lloyds Banking Group PLC, 4.58%, 12/10/25	0.6%
Intercontinental Exchange Inc., 3.75%, 12/01/25	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	2.1%
Microsoft Corp., 3.13%, 11/03/25	1.5%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	1.0%
AstraZeneca PLC, 3.38%, 11/16/25	1.0%
Morgan Stanley, 5.00%, 11/24/25	1.0%
DuPont de Nemours Inc., 4.49%, 11/15/25	0.9%
Novartis Capital Corp., 3.00%, 11/20/25	0.9%
Banco Santander SA, 5.18%, 11/19/25	0.7%
Lloyds Banking Group PLC, 4.58%, 12/10/25	0.6%
Intercontinental Exchange Inc., 3.75%, 12/01/25	0.6%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2024.
In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund.  After the close of business on December 15, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 16, 2025. Proceeds of the liquidation were sent to shareholders on December 18, 2025.

C000153287 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Convertible Bond ETF
Class Name	iShares Convertible Bond ETF
Trading Symbol	ICVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Convertible Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Convertible Bond ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 25.67%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index returned 26.03%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
Technology bonds, followed by capital goods issues, contributed the most to the Fund’s return during the reporting period. Given the hybrid structure of convertible bonds, rising equity prices, particularly among technology companies, supported performance. Convertible bonds are issued by companies with high expectations for future earnings, making them a popular form of financing for many companies.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	25.67%	8.98%	11.83%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index	26.03	9.37	12.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,463,378,396
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 5,303,950
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,463,378,396
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$5,303,950
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	11.2%
1-5 Years	72.0%
5-10 Years	15.5%
10-15 Years	0.3%
More than 20 Years	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.7%
Western Digital Corp., 3.00%, 11/15/28	1.9%
Seagate HDD Cayman, 3.50%, 06/01/28	1.4%
Bloom Energy Corp., 3.00%, 06/01/28	1.4%
Bloom Energy Corp., 3.00%, 06/01/29	1.0%
Rocket Lab USA Inc., 4.25%, 02/01/29	1.0%
DoorDash Inc. , 05/15/30	0.9%
GameStop Corp. , 06/15/32	0.8%
SoFi Technologies Inc., 1.25%, 03/15/29	0.8%
Super Micro Computer Inc. , 06/15/30	0.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.7%
Western Digital Corp., 3.00%, 11/15/28	1.9%
Seagate HDD Cayman, 3.50%, 06/01/28	1.4%
Bloom Energy Corp., 3.00%, 06/01/28	1.4%
Bloom Energy Corp., 3.00%, 06/01/29	1.0%
Rocket Lab USA Inc., 4.25%, 02/01/29	1.0%
DoorDash Inc. , 05/15/30	0.9%
GameStop Corp. , 06/15/32	0.8%
SoFi Technologies Inc., 1.25%, 03/15/29	0.8%
Super Micro Computer Inc. , 06/15/30	0.8%
(a)	Excludes money market funds.

C000161648 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core International Aggregate Bond ETF
Class Name	iShares Core International Aggregate Bond ETF
Trading Symbol	IAGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core International Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core International Aggregate Bond ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.72%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned 5.69% and the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index returned 4.87%.
What contributed to performance?
Amid diverging central bank policies and global trade tensions, Euro Bloc bonds were the largest contributors to the Fund’s return during the reporting period, most notably issues from France and Germany. By maturity, shorter-term bonds (those under seven years)-particularly those in the two- to five year range- supported performance as did investment-grade bonds rated Baa by Moody’s. Longer term maturities in the seven-to-twenty-year range benefited performance as well. While the European Central Bank cut rates multiple times in 2024 and 2025, it paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. In the United States, the U.S. Federal Reserve cut rates in the beginning of the period, then held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened.
What detracted from performance?
During the reporting period, foreign currency holdings detracted from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 10, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	4.72%	0.77%	2.66%
Bloomberg Global Aggregate Bond Index	5.69	(1.63)	1.30
Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index	4.87	0.88	2.76

Performance Inception Date	Nov. 10, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,007,450,541
Holdings Count | Holding	7,124
Advisory Fees Paid, Amount	$ 6,061,698
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,007,450,541
Number of Portfolio Holdings	7,124
Net Investment Advisory Fees	$6,061,698
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	81.5%
Corporate Bonds & Notes	18.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	16.9%
Japan	11.0%
France	9.6%
Germany	8.4%
United Kingdom	7.2%
Canada	5.7%
Italy	5.7%
Spain	4.2%
Supranational	3.6%
Switzerland	3.1%
Other#	24.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000170245 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced High Yield Corporate Bond ETF
Class Name	iShares ESG Advanced High Yield Corporate Bond ETF
Trading Symbol	HYXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced High Yield Corporate Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.06%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg MSCI US High Yield Choice ESG Screened Index (Spliced) returned 8.43%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Supported by solid credit fundamentals, ESG high-yield bonds rated Ba and B contributed the most to performance. By sector, communications bonds, specifically integrated telecommunications services, and retailer issues within the consumer cyclical sector benefited performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 14, 2016 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	8.06%	4.23%	5.22%
Bloomberg U.S. Universal Index	6.51	0.28	2.02
Bloomberg MSCI US High Yield Choice ESG Screened Index (Spliced)	8.43	4.39	5.47

Performance Inception Date	Jun. 14, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 188,988,600
Holdings Count | Holding	627
Advisory Fees Paid, Amount	$ 610,886
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$188,988,600
Number of Portfolio Holdings	627
Net Investment Advisory Fees	$610,886
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.7%
Ba	58.2%
B	31.7%
Caa	6.4%
Ca	0.5%
Not Rated	1.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	59.0%
5-10 Years	37.1%
10-15 Years	0.8%
More than 20 Years	2.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000170247 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Fallen Angels USD Bond ETF
Class Name	iShares Fallen Angels USD Bond ETF
Trading Symbol	FALN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Fallen Angels USD Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Fallen Angels USD Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.83%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg US High Yield Fallen Angel 3% Capped Index returned 8.80%.
What contributed to performance?
By sector, bonds in the communications sector contributed the most to the Fund’s return during the reporting period, supported by wirelines issues. Within the consumer cyclicals sector, issues from retailers also contributed. Within credit quality, the lowest risk rating of high-yield bonds, rated Ba by Moody’s contributed the most to performance, followed by bonds rated B. Fallen angels are high yield bonds that were previously investment grade. Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 14, 2016 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	8.83%	5.59%	6.83%
Bloomberg U.S. Universal Index	6.51	0.28	2.02
Bloomberg US High Yield Fallen Angel 3% Capped Index	8.80	5.64	7.14

Performance Inception Date	Jun. 14, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,778,263,512
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 4,671,337
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,778,263,512
Number of Portfolio Holdings	154
Net Investment Advisory Fees	$4,671,337
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	7.8%
Ba	65.8%
B	9.9%
Caa	9.2%
Ca	1.1%
C	0.1%
Not Rated	6.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	43.9%
5-10 Years	24.3%
10-15 Years	11.8%
15-20 Years	7.2%
More than 20 Years	12.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000173141 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Corporate ETF
Class Name	iShares iBonds Dec 2026 Term Corporate ETF
Trading Symbol	IBDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.99%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2026 Maturity Corporate Index returned 5.06%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 13, 2016 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	4.99%	1.26%	3.00%
Bloomberg U.S. Universal Index	6.51	0.28	1.97
Bloomberg December 2026 Maturity Corporate Index	5.06	1.34	3.10

Performance Inception Date	Sep. 13, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,482,539,615
Holdings Count | Holding	643
Advisory Fees Paid, Amount	$ 3,209,130
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,482,539,615
Number of Portfolio Holdings	643
Net Investment Advisory Fees	$3,209,130
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.8%
Aa	11.6%
A	43.6%
Baa	37.8%
Ba	1.5%
Not Rated	1.9%
Short-Term and Other Assets	0.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.9%
AbbVie Inc., 2.95%, 11/21/26	0.7%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Apple Inc., 3.25%, 02/23/26	0.6%
Wells Fargo & Co., 3.00%, 10/23/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
Citigroup Inc., 3.20%, 10/21/26	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	0.5%
Oracle Corp., 2.65%, 07/15/26	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.9%
AbbVie Inc., 2.95%, 11/21/26	0.7%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Apple Inc., 3.25%, 02/23/26	0.6%
Wells Fargo & Co., 3.00%, 10/23/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
Citigroup Inc., 3.20%, 10/21/26	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	0.5%
Oracle Corp., 2.65%, 07/15/26	0.5%
(a)Excludes money market funds.
C000191091 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Corporate ETF
Class Name	iShares iBonds Dec 2027 Term Corporate ETF
Trading Symbol	IBDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.58%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2027 Maturity Corporate Index returned 5.62%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 12, 2017 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.58%	1.34%	3.13%
Bloomberg U.S. Universal Index	6.51	0.28	1.97
Bloomberg December 2027 Maturity Corporate Index	5.62	1.40	3.19

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,407,302,556
Holdings Count | Holding	685
Advisory Fees Paid, Amount	$ 3,013,793
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,407,302,556
Number of Portfolio Holdings	685
Net Investment Advisory Fees	$3,013,793
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.9%
Aa	9.0%
A	37.5%
Baa	45.5%
Ba	2.2%
Not Rated	1.7%
Short-Term and Other Assets	1.2%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
Goldman Sachs Group Inc. (The), 3.85%, 01/26/27	0.5%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
Meta Platforms Inc., 3.50%, 08/15/27	0.5%
Wells Fargo & Co., 4.30%, 07/22/27	0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	0.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
Goldman Sachs Group Inc. (The), 3.85%, 01/26/27	0.5%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
Meta Platforms Inc., 3.50%, 08/15/27	0.5%
Wells Fargo & Co., 4.30%, 07/22/27	0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	0.4%
(a)Excludes money market funds.
C000194633 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD High Yield Corporate Bond ETF
Class Name	iShares Broad USD High Yield Corporate Bond ETF
Trading Symbol	USHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD High Yield Corporate Bond ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.25%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13%, and the ICE BofA US High Yield Constrained Index (Spliced) returned 8.03%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. By sector, communications, notably cable and satellite bonds, and Hotels, Resorts & Cruise Lines within consumer cyclicals issues contributed the most to the Fund’s return. Within credit quality, performance was helped by bonds across the high-yield rating spectrum, with those rated Ba by Moody’s supporting performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 25, 2017 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	8.25%	5.44%	4.82%
ICE BofA US Broad Market Index	6.13	(0.26)	1.78
ICE BofA US High Yield Constrained Index (Spliced)	8.03	5.48	4.85

Performance Inception Date	Oct. 25, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 26,250,733,726
Holdings Count | Holding	1,945
Advisory Fees Paid, Amount	$ 17,393,432
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,250,733,726
Number of Portfolio Holdings	1,945
Net Investment Advisory Fees	$17,393,432
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.6%
Ba	43.3%
B	40.3%
Caa	12.2%
Ca	0.5%
C	0.0	%(b)
Not Rated	2.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	59.6%
5-10 Years	36.1%
10-15 Years	0.9%
15-20 Years	0.5%
More than 20 Years	2.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000196720 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Systematic Bond ETF
Class Name	iShares Systematic Bond ETF
Trading Symbol	SYSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Systematic Bond ETF (the “Fund”) (formerly known as iShares U.S. Fixed Income Balanced Risk Systematic ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Systematic Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.97%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Universal Systematic Bond Index (Spliced) returned 9.44% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this environment, corporate bonds, particularly in the banking sector, contributed to the Fund’s return. Consumer non-cyclical bonds also supported performance. Bonds on the lower end of investment grade, rated Baa by Moody’s, were meaningful contributors and by maturity, bonds between seven-and-ten years benefited the most.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2015 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.97%	1.47%	2.59%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
BlackRock Universal Systematic Bond Index (Spliced)	9.44	1.75	2.49
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	1.90

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 02, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 76,663,283
Holdings Count | Holding	647
Advisory Fees Paid, Amount	$ 183,109
Investment Company Portfolio Turnover	567.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$76,663,283
Number of Portfolio Holdings	647
Net Investment Advisory Fees	$183,109
Portfolio Turnover Rate	567%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	9.4%
Aa	30.9%
A	15.6%
Baa	21.7%
Ba	9.3%
B	9.3%
Caa	1.4%
Not Rated	2.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	31.3%
5-10 Years	31.7%
10-15 Years	4.2%
15-20 Years	1.4%
More than 20 Years	31.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on June 30, 2025 that it will change the Fund's name from iShares U.S. Fixed Income Balanced Risk Systematic ETF to iShares Systematic Bond ETF and the ticker from FIBR to SYSB. The Fund also announced a change of the underlying index from the Bloomberg U.S. Fixed Income Balanced Risk Index to the BlackRock Universal Systematic Bond Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high yield. These changes became effective on September 2, 2025.

Material Fund Change Name [Text Block]	The Fund announced on June 30, 2025 that it will change the Fund's name from iShares U.S. Fixed Income Balanced Risk Systematic ETF to iShares Systematic Bond ETF and the ticker from FIBR to SYSB.
Material Fund Change Objectives [Text Block]	The Fund also announced a change of the underlying index from the Bloomberg U.S. Fixed Income Balanced Risk Index to the BlackRock Universal Systematic Bond Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high yield. These changes became effective on September 2, 2025.
Material Fund Change Strategies [Text Block]	The Fund also announced a change of the underlying index from the Bloomberg U.S. Fixed Income Balanced Risk Index to the BlackRock Universal Systematic Bond Index and related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Risks Change [Text Block]	The Fund also announced a change of the underlying index from the Bloomberg U.S. Fixed Income Balanced Risk Index to the BlackRock Universal Systematic Bond Index and related changes to the Fund’s investment objective, investment strategy, and investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000204503 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Corporate ETF
Class Name	iShares iBonds Dec 2028 Term Corporate ETF
Trading Symbol	IBDT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.40%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2028 Maturity Corporate Index returned 6.43%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 18, 2018 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.40%	1.19%	3.96%
Bloomberg U.S. Universal Index	6.51	0.28	2.47
Bloomberg December 2028 Maturity Corporate Index	6.43	1.25	4.00

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,208,664,369
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 2,762,867
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,208,664,369
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,762,867
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.7%
Aa	8.2%
A	35.2%
Baa	50.1%
Ba	1.9%
Not Rated	1.6%
Short-Term and Other Assets	1.3%
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.7%
Amgen Inc., 5.15%, 03/02/28	0.7%
Cigna Group (The), 4.38%, 10/15/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.7%
RTX Corp., 4.13%, 11/16/28	0.5%
Morgan Stanley, 3.59%, 07/22/28	0.5%
Verizon Communications Inc., 4.33%, 09/21/28	0.5%
Sprint Capital Corp., 6.88%, 11/15/28	0.5%
UBS AG/Stamford CT, 7.50%, 02/15/28	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.7%
Amgen Inc., 5.15%, 03/02/28	0.7%
Cigna Group (The), 4.38%, 10/15/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.7%
RTX Corp., 4.13%, 11/16/28	0.5%
Morgan Stanley, 3.59%, 07/22/28	0.5%
Verizon Communications Inc., 4.33%, 09/21/28	0.5%
Sprint Capital Corp., 6.88%, 11/15/28	0.5%
UBS AG/Stamford CT, 7.50%, 02/15/28	0.5%
(a)Excludes money market funds.
C000204721 [Member]
Shareholder Report [Line Items]
Fund Name	iShares BB Rated Corporate Bond ETF
Class Name	iShares BB Rated Corporate Bond ETF
Trading Symbol	HYBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares BB Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BB Rated Corporate Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.06%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE BofA BB US High Yield Constrained Index (Spliced) returned 8.15%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period although the move was modest, with spreads finishing the period roughly flat. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
In this landscape, by maturity, U.S. intermediate-term bonds (between three and ten years) were benefited performance. Among sectors, contributors included consumer cyclical bonds within the industrials sector.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 6, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	8.06%	4.49%	4.32%
ICE BofA US Broad Market Index	6.13	(0.26)	(0.32)
ICE BofA BB US High Yield Constrained Index (Spliced)	8.15	4.58	4.44

Performance Inception Date	Oct. 06, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 407,928,524
Holdings Count | Holding	1,043
Advisory Fees Paid, Amount	$ 788,075
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$407,928,524
Number of Portfolio Holdings	1,043
Net Investment Advisory Fees	$788,075
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	54.1%
5-10 Years	38.8%
10-15 Years	1.4%
15-20 Years	0.8%
More than 20 Years	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Quikrete Holdings Inc., 6.38%, 03/01/32	0.5%
Warnermedia Holdings Inc., 5.05%, 03/15/42	0.4%
WULF Compute LLC, 7.75%, 10/15/30	0.4%
Venture Global LNG Inc., 9.50%, 02/01/29	0.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Carnival Corp., 5.75%, 08/01/32	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.3%
TransDigm Inc., 6.38%, 03/01/29	0.3%
DaVita Inc., 4.63%, 06/01/30	0.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Quikrete Holdings Inc., 6.38%, 03/01/32	0.5%
Warnermedia Holdings Inc., 5.05%, 03/15/42	0.4%
WULF Compute LLC, 7.75%, 10/15/30	0.4%
Venture Global LNG Inc., 9.50%, 02/01/29	0.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Carnival Corp., 5.75%, 08/01/32	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.3%
TransDigm Inc., 6.38%, 03/01/29	0.3%
DaVita Inc., 4.63%, 06/01/30	0.3%
(a)	Excludes money market funds.

C000205645 [Member]
Shareholder Report [Line Items]
Fund Name	iShares USD Green Bond ETF
Class Name	iShares USD Green Bond ETF
Trading Symbol	BGRN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares USD Green Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares USD Green Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.38%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg MSCI USD Green Bond Select Index (Spliced) returned 6.54%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
By maturity, intermediate-term green bonds (between seven and ten years) were beneficial to the Fund’s return during the reporting period. Among sectors, electric issues in the utility sector contributed the most to performance.
What detracted from performance?
During the reporting period, there were no meaningful detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 13, 2018 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.38%	0.01%	2.34%
Bloomberg U.S. Universal Index	6.51	0.28	2.59
Bloomberg MSCI USD Green Bond Select Index (Spliced)	6.54	0.21	2.50

Performance Inception Date	Nov. 13, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 433,313,739
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 808,841
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$433,313,739
Number of Portfolio Holdings	333
Net Investment Advisory Fees	$808,841
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	14.8%
Aa	21.4%
A	22.7%
Baa	33.4%
Ba	1.7%
Not Rated	6.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	12.7%
1-5 Years	39.8%
5-10 Years	33.5%
10-15 Years	0.8%
15-20 Years	0.3%
More than 20 Years	12.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000211404 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2025 Term High Yield and Income ETF
Class Name	iShares iBonds 2025 Term High Yield and Income ETF
Trading Symbol	IBHE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2025 Term High Yield and Income ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.48%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2025 Term High Yield and Income Index returned 4.68%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).
What detracted from performance?
During the reporting period, there were no significant detractors from the Funds’ performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 7, 2019 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.48%	5.40%	4.87%
Bloomberg U.S. Universal Index	6.51	0.28	1.91
Bloomberg 2025 Term High Yield and Income Index	4.68	5.68	5.12

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 426,342,229
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,898,413
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$426,342,229
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$1,898,413
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	1.1%
Baa	20.5%
Ba	5.9%
Short-Term and Other Assets	72.5%
Ten largest holdings
Security(a)	Percent of Net Assets
United Wholesale Mortgage LLC, 5.50%, 11/15/25	4.2%
Ally Financial Inc., 5.75%, 11/20/25	3.9%
Banco Santander SA, 5.18%, 11/19/25	3.5%
DuPont de Nemours Inc., 4.49%, 11/15/25	2.0%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	1.7%
Lloyds Banking Group PLC, 4.58%, 12/10/25	1.6%
Illumina Inc., 5.80%, 12/12/25	1.1%
Oracle Corp., 5.80%, 11/10/25	1.1%
Morgan Stanley, 5.00%, 11/24/25	0.9%
Duke Energy Corp., 5.00%, 12/08/25	0.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
United Wholesale Mortgage LLC, 5.50%, 11/15/25	4.2%
Ally Financial Inc., 5.75%, 11/20/25	3.9%
Banco Santander SA, 5.18%, 11/19/25	3.5%
DuPont de Nemours Inc., 4.49%, 11/15/25	2.0%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	1.7%
Lloyds Banking Group PLC, 4.58%, 12/10/25	1.6%
Illumina Inc., 5.80%, 12/12/25	1.1%
Oracle Corp., 5.80%, 11/10/25	1.1%
Morgan Stanley, 5.00%, 11/24/25	0.9%
Duke Energy Corp., 5.00%, 12/08/25	0.8%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2024.
In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund.  After the close of business on December 15, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 16, 2025. Proceeds of the liquidation were sent to shareholders on December 18, 2025.

C000214263 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Corporate ETF
Class Name	iShares iBonds Dec 2029 Term Corporate ETF
Trading Symbol	IBDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.96%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2029 Maturity Corporate Index returned 6.98%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 17, 2019 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.96%	1.01%	2.48%
Bloomberg U.S. Universal Index	6.51	0.28	1.36
Bloomberg December 2029 Maturity Corporate Index	6.98	1.08	2.51

Performance Inception Date	Sep. 17, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,085,670,419
Holdings Count | Holding	605
Advisory Fees Paid, Amount	$ 2,517,712
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,085,670,419
Number of Portfolio Holdings	605
Net Investment Advisory Fees	$2,517,712
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.9%
Aa	5.7%
A	36.7%
Baa	49.9%
Ba	3.4%
Not Rated	1.9%
Short-Term and Other Assets	1.5%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Verizon Communications Inc., 4.02%, 12/03/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
AT&T Inc., 4.35%, 03/01/29	0.6%
Centene Corp., 4.63%, 12/15/29	0.6%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.6%
Fiserv Inc., 3.50%, 07/01/29	0.6%
Cisco Systems Inc., 4.85%, 02/26/29	0.5%
AbbVie Inc., 4.80%, 03/15/29	0.5%
Wells Fargo & Co., 4.15%, 01/24/29	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Verizon Communications Inc., 4.02%, 12/03/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
AT&T Inc., 4.35%, 03/01/29	0.6%
Centene Corp., 4.63%, 12/15/29	0.6%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.6%
Fiserv Inc., 3.50%, 07/01/29	0.6%
Cisco Systems Inc., 4.85%, 02/26/29	0.5%
AbbVie Inc., 4.80%, 03/15/29	0.5%
Wells Fargo & Co., 4.15%, 01/24/29	0.5%
(a)Excludes money market funds.
C000219751 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Corporate ETF
Class Name	iShares iBonds Dec 2030 Term Corporate ETF
Trading Symbol	IBDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.46%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2030 Maturity Corporate Index returned 7.47%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 23, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.46%	0.65%	0.98%
Bloomberg U.S. Universal Index	6.51	0.28	0.41
Bloomberg December 2030 Maturity Corporate Index	7.47	0.72	1.03

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,299,721,129
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 1,779,563
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,299,721,129
Number of Portfolio Holdings	716
Net Investment Advisory Fees	$1,779,563
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.5%
Aa	8.5%
A	35.0%
Baa	50.8%
Ba	1.8%
Not Rated	1.5%
Short-Term and Other Assets	0.9%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.2%
Boeing Co. (The), 5.15%, 05/01/30	0.8%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.7%
British Telecommunications PLC, 9.63%, 12/15/30	0.6%
AT&T Inc., 4.30%, 02/15/30	0.5%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.5%
Oracle Corp., 2.95%, 04/01/30	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	0.5%
Amgen Inc., 5.25%, 03/02/30	0.5%
Oracle Corp., 4.45%, 09/26/30	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.2%
Boeing Co. (The), 5.15%, 05/01/30	0.8%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.7%
British Telecommunications PLC, 9.63%, 12/15/30	0.6%
AT&T Inc., 4.30%, 02/15/30	0.5%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.5%
Oracle Corp., 2.95%, 04/01/30	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	0.5%
Amgen Inc., 5.25%, 03/02/30	0.5%
Oracle Corp., 4.45%, 09/26/30	0.5%
(a)Excludes money market funds.
C000222633 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2026 Term High Yield and Income ETF
Class Name	iShares iBonds 2026 Term High Yield and Income ETF
Trading Symbol	IBHF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2026 Term High Yield and Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.28%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2026 Term High Yield and Income Index returned 7.59%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).
What detracted from performance?
During the reporting period, there were no significant detractors from the Funds’ performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 10, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.28%	4.87%
Bloomberg U.S. Universal Index	6.51	0.23
Bloomberg 2026 Term High Yield and Income Index	7.59	5.24

Performance Inception Date	Nov. 10, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 994,085,441
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,767,023
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$994,085,441
Number of Portfolio Holdings	358
Net Investment Advisory Fees	$2,767,023
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.3%
Baa	16.6%
Ba	45.9%
B	18.9%
Caa	11.5%
Not Rated	3.6%
Short-Term and Other Assets	3.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Sirius XM Radio LLC, 3.13%, 09/01/26	2.6%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26	2.6%
Block Inc., 2.75%, 06/01/26	2.5%
IQVIA Inc., 5.00%, 10/15/26	2.5%
Air Canada, 3.88%, 08/15/26	2.1%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26	2.1%
Travel + Leisure Co., 6.63%, 07/31/26	1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/26	1.8%
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26	1.8%
MGM China Holdings Ltd., 5.88%, 05/15/26	1.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Sirius XM Radio LLC, 3.13%, 09/01/26	2.6%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26	2.6%
Block Inc., 2.75%, 06/01/26	2.5%
IQVIA Inc., 5.00%, 10/15/26	2.5%
Air Canada, 3.88%, 08/15/26	2.1%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26	2.1%
Travel + Leisure Co., 6.63%, 07/31/26	1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/26	1.8%
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26	1.8%
MGM China Holdings Ltd., 5.88%, 05/15/26	1.8%
(a)Excludes money market funds.
C000228040 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Corporate ETF
Class Name	iShares iBonds Dec 2031 Term Corporate ETF
Trading Symbol	IBDW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.90%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2031 Maturity Corporate Index returned 7.98%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 22, 2021 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.90%	0.31%
Bloomberg U.S. Universal Index	6.51	0.25
Bloomberg December 2031 Maturity Corporate Index	7.98	0.35

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,959,802,448
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 1,496,314
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,959,802,448
Number of Portfolio Holdings	462
Net Investment Advisory Fees	$1,496,314
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.2%
Aa	5.1%
A	29.3%
Baa	56.3%
Ba	3.6%
Not Rated	3.4%
Short-Term and Other Assets	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.0%
Oracle Corp., 2.88%, 03/25/31	0.9%
Orange SA, 9.00%, 03/01/31	0.9%
AT&T Inc., 2.75%, 06/01/31	0.8%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
Cisco Systems Inc., 4.95%, 02/26/31	0.7%
Broadcom Inc., 2.45%, 02/15/31	0.7%
Walt Disney Co. (The), 2.65%, 01/13/31	0.7%
Apple Inc., 1.65%, 02/08/31	0.7%
T-Mobile USA Inc., 2.55%, 02/15/31	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.0%
Oracle Corp., 2.88%, 03/25/31	0.9%
Orange SA, 9.00%, 03/01/31	0.9%
AT&T Inc., 2.75%, 06/01/31	0.8%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
Cisco Systems Inc., 4.95%, 02/26/31	0.7%
Broadcom Inc., 2.45%, 02/15/31	0.7%
Walt Disney Co. (The), 2.65%, 01/13/31	0.7%
Apple Inc., 1.65%, 02/08/31	0.7%
T-Mobile USA Inc., 2.55%, 02/15/31	0.7%
(a)Excludes money market funds.
C000228465 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2027 Term High Yield and Income ETF
Class Name	iShares iBonds 2027 Term High Yield and Income ETF
Trading Symbol	IBHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2027 Term High Yield and Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.88%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2027 Term High Yield and Income Index returned 7.28%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).
What detracted from performance?
During the reporting period, there were no significant detractors from the Funds’ performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 7, 2021 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.88%	3.60%
Bloomberg U.S. Universal Index	6.51	0.07
Bloomberg 2027 Term High Yield and Income Index	7.28	3.88

Performance Inception Date	Jul. 07, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 368,533,014
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 968,987
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$368,533,014
Number of Portfolio Holdings	161
Net Investment Advisory Fees	$968,987
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.3%
Ba	47.6%
B	33.3%
Caa	12.7%
Not Rated	2.8%
Short-Term and Other Assets	3.3%
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.8%
Nissan Motor Co. Ltd., 4.35%, 09/17/27	2.2%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	2.0%
SS&C Technologies Inc., 5.50%, 09/30/27	1.7%
Rakuten Group Inc., 11.25%, 02/15/27	1.7%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	1.5%
Nexstar Media Inc., 5.63%, 07/15/27	1.5%
Celanese U.S. Holdings LLC, 6.67%, 07/15/27	1.4%
Sirius XM Radio LLC, 5.00%, 08/01/27	1.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.8%
Nissan Motor Co. Ltd., 4.35%, 09/17/27	2.2%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	2.0%
SS&C Technologies Inc., 5.50%, 09/30/27	1.7%
Rakuten Group Inc., 11.25%, 02/15/27	1.7%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	1.5%
Nexstar Media Inc., 5.63%, 07/15/27	1.5%
Celanese U.S. Holdings LLC, 6.67%, 07/15/27	1.4%
Sirius XM Radio LLC, 5.00%, 08/01/27	1.3%
(a)Excludes money market funds.
C000236812 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Class Name	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Trading Symbol	TLTW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$21(a)	0.20%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.20%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 9.70%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and The Cboe TLT 2% OTM BuyWrite Index returned 10.92%.
What contributed to performance?
Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
In addition, writing (selling) one-month covered call options to generate income contributed to the Fund’s performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.70%	(0.72)%
ICE BofA US Broad Market Index	6.13	2.87
Cboe TLT 2% OTM BuyWrite Index	10.92	0.17

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,563,647,419
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,285,991
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,563,647,419
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$2,285,991
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.1%
Short-term Investments	1.2%
Options Written	(0.3)%
Other assets less liabilities	(0.0	)%(a)
Maturity allocation (of the underlying fund)(b)
Maturity	Percent of Total Investments(c)
15-20 Years	1.0%
20-25 Years	31.5%
25-30 Years	67.5%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares 20+ Year Treasury Bond ETF.
(c)	Excludes money market funds.

C000236814 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Corporate Bond BuyWrite Strategy ETF
Class Name	iShares High Yield Corporate Bond BuyWrite Strategy ETF
Trading Symbol	HYGW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Corporate Bond BuyWrite Strategy ETF	$21(a)	0.20%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 21	[2]
Expense Ratio, Percent	0.20%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.65%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Cboe HYG BuyWrite Index returned 4.68%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this environment, cable and satellite issues in the communication sector contributed the most to returns, followed by bonds in the consumer cyclical sector. By credit rating, high yield securities considered lower risk (rated Ba and B by Moody’s) were additive to performance.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.65%	5.45%
Bloomberg U.S. Universal Index	6.51	3.43
Cboe HYG BuyWrite Index	4.68	5.42

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 241,961,510
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 436,190
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$241,961,510
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$436,190
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.1%
Short-term Investments	1.0%
Options Written	(0.1)%
Other assets less liabilities	(0.0	)%(a)
Maturity allocation (of the underlying fund)(b)
Maturity	Percent of Total Investments(c)
0-1 Year	0.3%
1-5 Years	57.6%
5-10 Years	38.7%
10-15 Years	0.7%
More than 20 Years	2.7%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(c)	Excludes money market funds.

C000236816 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Class Name	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Trading Symbol	LQDW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$21(a)	0.20%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 21	[3]
Expense Ratio, Percent	0.20%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.92%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Cboe LQD BuyWrite Index returned 7.56%.
What contributed to performance?
During the reporting period, consumer non-cyclical bonds in the industrials sector contributed to returns, followed by bonds issued by banks in the financial sector. By credit rating, investment-grade securities, particularly those rated A and Baa by Moody’s, were additive to performance. Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed investment grade bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
In addition, writing (selling) one-month covered call options to generate income contributed to the Fund’s performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2022 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.92%	1.92%
Bloomberg U.S. Universal Index	6.51	3.43
Cboe LQD BuyWrite Index	7.56	2.11

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 286,651,156
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 465,082
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$286,651,156
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$465,082
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.3%
Short-term Investments	0.9%
Options Written	(0.2)%
Other assets less liabilities	(0.0	)%(a)
Credit quality allocation (of the underlying fund)(b)
Credit Rating(c)	Percent of Total Investments(d)
Aaa	2.3%
Aa	7.7%
A	47.6%
Baa	39.5%
Ba	2.2%
Not Rated	0.7%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(c)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000237776 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Class Name	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Trading Symbol	BEMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 10.42%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan EM Sovereign and Corporate Credit Core Index returned 10.56%.
What contributed to performance?
Despite geopolitical tensions and tariff uncertainty, emerging market bonds gained during the reporting period, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After cutting rates in December of 2024, the U.S. central bank held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. U.S. dollar-denominated emerging market debt is sensitive to rate changes in the United States, as many of these countries borrow in U.S. dollars and must repay the principal and interest in U.S. dollars. Sovereign debt contributed to returns, followed by corporate bonds. Across emerging markets, all regions gained, with Latin America contributing the most to the Fund’s return. Notably, Mexican debt benefited from subdued inflation during the reporting period. Asia bloc bonds also supported performance. Longer-term duration bonds, those over ten years, supported returns, followed by intermediate maturity bonds. While bonds of all credit ratings delivered positive performance, investment-grade bonds rated Baa by Moody’s had the most positive impact.
What detracted from performance?
There were no detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 22, 2023 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.42%	9.83%
J.P. Morgan EMBI Global Diversified Index	12.76	11.27
J.P. Morgan EM Sovereign and Corporate Credit Core Index	10.56	9.99

Performance Inception Date	Feb. 22, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 29, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 43,574,436
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 82,074
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$43,574,436
Number of Portfolio Holdings	265
Net Investment Advisory Fees	$82,074
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.5%
Aa	9.6%
A	14.0%
Baa	35.6%
Ba	17.2%
B	7.2%
Caa	7.8%
Ca	0.7%
Not Rated	7.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	5.5%
Mexico	5.3%
China	5.1%
United Arab Emirates	4.4%
Turkey	3.9%
Indonesia	3.5%
Brazil	3.3%
Chile	3.2%
South Korea	2.9%
India	2.9%
Other#	60.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective September 29, 2025, for its investment advisory services to the Fund, BlackRock Fund Advisors (“BFA”) is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to September 29, 2025, BFA was entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]
Effective September 29, 2025, for its investment advisory services to the Fund, BlackRock Fund Advisors (“BFA”) is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to September 29, 2025, BFA was entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000247831 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 BuyWrite ETF
Class Name	iShares Russell 2000 BuyWrite ETF
Trading Symbol	IWMW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 BuyWrite ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 BuyWrite ETF	$21(a)	0.20%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 21	[4]
Expense Ratio, Percent	0.20%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 13.42%.
  For the same period, the Russell 3000 Index returned 20.81% and the Cboe FTSE Russell IWM 2% OTM BuyWrite Index returned 13.54%.
What contributed to performance?
During the reporting period, the performance of U.S. small-cap stocks was driven primarily by shifting expectations around Federal Reserve policy, as each hint of rate-cut timing influenced stock market activity. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Strong corporate earnings, especially in technology and artificial intelligence related industries, continued to support upward momentum. Mixed economic signals and ongoing global trade tensions also influenced returns, while the late-period U.S. government shutdown added to market volatility.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.42%	9.49%
Russell 3000 Index	20.81	19.99
Cboe FTSE Russell IWM 2% OTM BuyWrite Index	13.54	9.39

Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 30,519,096
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 47,372
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$30,519,096
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$47,372
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	98.8%
Short-term Investments	2.1%
Options Written	(0.9)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	18.1%
Health Care	17.1%
Financials	16.8%
Information Technology	16.4%
Consumer Discretionary	9.1%
Real Estate	5.5%
Energy	5.0%
Materials	4.0%
Utilities	3.4%
Communication Services	2.8%
Consumer Staples	1.8%
(a)	The underlying fund is iShares Russell 2000 ETF.
(b)	Excludes money market funds.

C000247832 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 BuyWrite ETF
Class Name	iShares S&P 500 BuyWrite ETF
Trading Symbol	IVVW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 BuyWrite ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 BuyWrite ETF	$23(a)	0.22%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 23	[5]
Expense Ratio, Percent	0.22%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 13.24%.
  For the same period, the S&P Total Market Index returned 20.90% and the Cboe S&P 500 Enhanced 1% OTM BuyWrite Index returned 13.40%.
What contributed to performance?
During the reporting period, U.S. large cap equities were driven primarily by shifting expectations around Federal Reserve policy, with every hint of rate-cut timing influencing stock market activity. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Strong corporate earnings, especially in technology and artificial intelligence related industries, continued to support upward momentum. Mixed economic signals and ongoing global trade tensions also influenced returns, while the late-period U.S. government shutdown added to market volatility.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.24%	12.88%
S&P Total Market Index	20.90	20.03
Cboe S&P 500 Enhanced 1% OTM BuyWrite Index	13.40	13.09

Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 200,212,628
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 196,183
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$200,212,628
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$196,183
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	101.1%
Short-term Investments	1.4%
Options Written	(2.5)%
Other assets less liabilities	(0.0	)%(a)
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments(c)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares Core S&P 500 ETF.
(c)	Excludes money market funds.

C000249959 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2031 Term High Yield and Income ETF
Class Name	iShares iBonds 2031 Term High Yield and Income ETF
Trading Symbol	IBHK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2031 Term High Yield and Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.57%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2031 Term High Yield and Income Index returned 7.89%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).
What detracted from performance?
During the reporting period, there were no significant detractors from the Funds’ performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 22, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.57%	8.75%
Bloomberg U.S. Universal Index	6.51	7.03
Bloomberg 2031 Term High Yield and Income Index	7.89	9.03

Performance Inception Date	May 22, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 36,146,925
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 77,013
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$36,146,925
Number of Portfolio Holdings	219
Net Investment Advisory Fees	$77,013
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.6%
Ba	39.5%
B	50.3%
Caa	5.3%
Not Rated	2.1%
Short-Term and Other Assets	2.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.5%
UKG Inc., 6.88%, 02/01/31	1.5%
Carvana Co., 9.00%, 06/01/31	1.4%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.4%
Venture Global LNG Inc., 8.38%, 06/01/31	1.3%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.3%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.3%
Connect Holding II LLC, 10.50%, 04/03/31	1.2%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31	1.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.5%
UKG Inc., 6.88%, 02/01/31	1.5%
Carvana Co., 9.00%, 06/01/31	1.4%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.4%
Venture Global LNG Inc., 8.38%, 06/01/31	1.3%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.3%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.3%
Connect Holding II LLC, 10.50%, 04/03/31	1.2%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31	1.2%
(a)Excludes money market funds.
C000249960 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Muni Bond ETF
Class Name	iShares iBonds Dec 2030 Term Muni Bond ETF
Trading Symbol	IBMS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.90%.
  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2030 Index returned 4.67%.
What contributed to performance?
Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 22, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.90%	5.05%
S&P Municipal Bond Index	4.23	4.48
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2030 Index	4.67	4.78

Performance Inception Date	May 22, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 22, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 159,780,760
Holdings Count | Holding	1,207
Advisory Fees Paid, Amount	$ 119,434
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$159,780,760
Number of Portfolio Holdings	1,207
Net Investment Advisory Fees	$119,434
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
S&P Credit Rating*	Percent of Net Assets
AAA	25.3%
AA+	19.2%
AA	19.0%
AA-	12.2%
A+	5.7%
A	3.2%
A-	1.7%
BBB+	0.2%
BBB	0.1%
Not Rated	12.1%
Short-Term and Other Assets	1.3%
Ten largest states
State	Percent of Net Assets
Texas	14.0%
New York	11.4%
California	11.0%
Illinois	4.8%
Florida	4.5%
Washington	4.4%
Ohio	3.3%
Maryland	2.6%
Virginia	2.4%
Connecticut	2.2%
*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective July 22, 2025, BlackRock Fund Advisors contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BlackRock Fund Advisors (“BFA”) or its affiliates through the termination date of the Fund.

Material Fund Change Expenses [Text Block]
Effective July 22, 2025, BlackRock Fund Advisors contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BlackRock Fund Advisors (“BFA”) or its affiliates through the termination date of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000249961 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Corporate ETF
Class Name	iShares iBonds Dec 2034 Term Corporate ETF
Trading Symbol	IBDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2034 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.85%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2034 Maturity Corporate Index returned 7.92%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 22, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.85%	8.55%
Bloomberg U.S. Universal Index	6.51	7.03
Bloomberg December 2034 Maturity Corporate Index	7.92	8.47

Performance Inception Date	May 22, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 500,088,883
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 316,917
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$500,088,883
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$316,917
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.3%
Aa	7.4%
A	31.1%
Baa	55.7%
Ba	2.0%
Not Rated	1.7%
Short-Term and Other Assets	1.8%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
Broadcom Inc., 3.47%, 04/15/34	0.9%
AT&T Inc., 5.40%, 02/15/34	0.9%
Boeing Co. (The), 6.53%, 05/01/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems Inc., 5.05%, 02/26/34	0.8%
Meta Platforms Inc., 4.75%, 08/15/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank N.A., 5.57%, 04/30/34	0.7%
BP Capital Markets America Inc., 5.23%, 11/17/34	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
Broadcom Inc., 3.47%, 04/15/34	0.9%
AT&T Inc., 5.40%, 02/15/34	0.9%
Boeing Co. (The), 6.53%, 05/01/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems Inc., 5.05%, 02/26/34	0.8%
Meta Platforms Inc., 4.75%, 08/15/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank N.A., 5.57%, 04/30/34	0.7%
BP Capital Markets America Inc., 5.23%, 11/17/34	0.7%
(a)Excludes money market funds.
C000249962 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2034 Term TIPS ETF
Class Name	iShares iBonds Oct 2034 Term TIPS ETF
Trading Symbol	IBIK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2034 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.04%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2034 Maturity US Inflation-Linked Treasury Index returned 7.12%.
What contributed to performance?
Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.
Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 22, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.04%	6.85%
ICE BofA US Broad Market Index	6.13	6.63
ICE 2034 Maturity US Inflation-Linked Treasury Index	7.12	6.96

Performance Inception Date	May 22, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 85,721,229
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 48,500
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$85,721,229
Number of Portfolio Holdings	2
Net Investment Advisory Fees	$48,500
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	99.5%
Short-Term and Other Assets	0.5%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	50.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	48.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	50.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	48.6%
(a)Excludes money market funds.
C000250196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Treasury ETF
Class Name	iShares iBonds Dec 2034 Term Treasury ETF
Trading Symbol	IBTP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2034 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.24%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2034 Maturity US Treasury Index returned 6.29%.
What contributed to performance?
Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 11, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.24%	6.33%
ICE BofA US Broad Market Index	6.13	6.53
ICE 2034 Maturity US Treasury Index	6.29	6.40

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 218,307,373
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 80,586
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$218,307,373
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$80,586
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.3%
Short-Term and Other Assets	1.7%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	25.1%
U.S. Treasury Note/Bond, 4.25%, 11/15/34	24.8%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	24.3%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	24.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	25.1%
U.S. Treasury Note/Bond, 4.25%, 11/15/34	24.8%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	24.3%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	24.1%
(a)Excludes money market funds.
C000250197 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2044 Term Treasury ETF
Class Name	iShares iBonds Dec 2044 Term Treasury ETF
Trading Symbol	IBGA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2044 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2044 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.22%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2044 Maturity US Treasury Index returned 4.23%.
What contributed to performance?
Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 11, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.22%	4.72%
ICE BofA US Broad Market Index	6.13	6.53
ICE 2044 Maturity US Treasury Index	4.23	4.75

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 79,682,708
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 41,155
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$79,682,708
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$41,155
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.1%
Short-Term and Other Assets	1.9%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	16.8%
U.S. Treasury Note/Bond, 4.63%, 11/15/44	16.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	16.6%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	15.7%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	9.1%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	8.2%
U.S. Treasury Note/Bond, 3.00%, 11/15/44	7.6%
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	16.8%
U.S. Treasury Note/Bond, 4.63%, 11/15/44	16.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	16.6%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	15.7%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	9.1%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	8.2%
U.S. Treasury Note/Bond, 3.00%, 11/15/44	7.6%
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.4%
(a)Excludes money market funds.
C000250199 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2054 Term Treasury ETF
Class Name	iShares iBonds Dec 2054 Term Treasury ETF
Trading Symbol	IBGK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2054 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2054 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 1.42%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2054 Maturity US Treasury Index returned 1.45%.
What contributed to performance?
Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 11, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	1.42%	2.75%
ICE BofA US Broad Market Index	6.13	6.53
ICE 2054 Maturity US Treasury Index	1.45	2.83

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,437,702
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,678
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,437,702
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$1,678
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.1%
Short-Term and Other Assets	1.9%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	25.4%
U.S. Treasury Note/Bond, 4.50%, 11/15/54	24.9%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	23.9%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	23.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	25.4%
U.S. Treasury Note/Bond, 4.50%, 11/15/54	24.9%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	23.9%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	23.9%
(a)Excludes money market funds.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.